First Trust WCM Focused Global Growth Fund
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 95.8%
	Cayman Islands – 4.9%
278,792	Sea Ltd., ADR (c)	$23,086,765
578,200	Tencent Holdings Ltd. (HKD) (d)	36,468,451
		59,555,216
	Germany – 8.2%
128,249	Heidelberg Materials AG (EUR) (d)	27,065,219
418,995	Siemens Energy AG (EUR) (d)	72,255,509
		99,320,728
	India – 1.7%
789,808	ICICI Bank, Ltd., ADR	20,456,027
	Ireland – 2.1%
51,090	Linde PLC	25,328,378
	Japan – 2.0%
411,100	Nintendo Co., Ltd. (JPY) (d)	23,467,908
	Netherlands – 1.0%
11,565	Adyen N.V. (EUR) (c) (d) (e) (f)	11,574,835
	South Korea – 2.0%
73,332	SK Square Co., Ltd. (KRW) (c) (d)	24,144,745
	Sweden – 3.5%
642,843	SAAB AB, Class B (SEK) (d)	42,073,925
	Switzerland – 2.0%
159,348	Novartis AG (CHF) (d)	24,459,032
	Taiwan – 5.8%
1,220,000	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (d)	70,558,120
	United Kingdom – 11.7%
915,836	3i Group PLC (GBP) (d)	29,848,017
127,479	AstraZeneca PLC (GBP) (d)	24,927,244
1,316,194	BAE Systems PLC (GBP) (d)	38,588,842
3,121,059	Rolls-Royce Holdings PLC (GBP) (d)	47,416,455
		140,780,558
	United States – 50.9%
224,954	Amazon.com, Inc. (c)	46,851,170
179,221	AppLovin Corp., Class A (c)	71,329,958
94,013	Arthur J. Gallagher & Co.	20,361,336
146,419	C.H. Robinson Worldwide, Inc.	24,315,803
158,217	Cardinal Health, Inc.	33,432,834
325,569	Corning, Inc.	44,267,617
359,508	Corteva, Inc.	30,094,415
81,517	General Electric Co.	23,132,079
131,309	GoDaddy, Inc., Class A (c)	10,855,315
215,244	Illumina, Inc. (c)	26,530,976
62,785	LPL Financial Holdings, Inc.	18,887,612
36,809	McKesson Corp.	31,853,036
Shares	Description	Value

	United States (Continued)
292,694	Medline, Inc. (c)	$13,024,883
75,014	Microsoft Corp.	27,767,932
170,972	NVIDIA Corp.	29,817,517
89,919	Reinsurance Group of America, Inc.	18,357,863
108,067	Robinhood Markets, Inc., Class A (c)	7,489,043
44,910	Vertex Pharmaceuticals, Inc. (c)	20,054,111
84,585	Visa, Inc., Class A	25,564,970
132,030	Welltower, Inc.	26,103,651
241,296	Western Digital Corp.	65,268,155
		615,360,276
	Total Investments – 95.8%	1,157,079,748
	(Cost $919,919,860)
	Net Other Assets and Liabilities – 4.2%	51,086,596
	Net Assets – 100.0%	$1,208,166,344

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees and in accordance with provisions
of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $472,848,302 or 39.1% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

First Trust WCM Focused Global Growth Fund
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	59.1%
GBP	12.2
EUR	9.6
TWD	6.1
SEK	3.6
HKD	3.2
CHF	2.1
KRW	2.1
JPY	2.0
Total	100.0%

Sector Allocation	% of Total Investments
Information Technology	27.6%
Industrials	23.5
Health Care	15.1
Financials	13.2
Materials	7.1
Consumer Discretionary	6.0
Communication Services	5.2
Real Estate	2.3
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows:
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$59,555,216	$23,086,765	$36,468,451	$—
India	20,456,027	20,456,027	—	—
Ireland	25,328,378	25,328,378	—	—
United States	615,360,276	615,360,276	—	—
Other Country Categories*	436,379,851	—	436,379,851	—
Total Investments	$1,157,079,748	$684,231,446	$472,848,302	$—

*	See Portfolio of Investments for country breakout.